Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

8.  Leases

The Company mainly leases commercial space for its relaxation salon from external third parties, which are either operated by the Company or a franchisee and also enters into contracts with franchisees subleasing partial spaces of leased properties under the terms and conditions that are substantially the same as the head lease contracts. As of December 31, 2024, 2023 and 2022, the Company had 245, 232 and 235 leased salons, respectively, of which 81, 89 and 104 salons, respectively were subleased.

Operating Leases

Lessee

There are no lease transactions classified as finance leases for the years ended December 31, 2024, 2023 and 2022.

The table below summarizes the components of operating lease costs related to operating leases for the year ended December 31, 2024, 2023 and 2022:

	Thousands of Yen
	2024	2023	2022
Fixed lease cost (a)	¥913,461	¥893,347	¥866,730
Variable lease cost (b)	40,862	45,410	40,661
Short-term cost	32,324	44,115	19,977
Total	¥986,647	¥982,872	¥927,368

(a)	This includes amounts recoverable from sublessees as fixed sublease income. See the table of sublease income in Subleases below for more details.
(b)	This includes amounts recoverable from sublessees as variable sublease income. See the table of sublease income in Subleases below for more details.

There are no sale-and leaseback transactions conducted in the years ended December 31, 2024, 2023 and 2022.

Supplementary information on cash flow and other information for leasing activities for the year ended December 31, 2024, 2023 and 2022 are as follows:

	Thousands of Yen
	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	¥986,647	¥982,872	¥938,095
Right-of-use assets obtained in exchange for lease liabilities	901,202	931,521	673,468
Weighted average remaining lease term (in years)	3.4	3.7	3.7
Weighted average discount rate	2.32%	2.02%	2.12%

Maturity analysis of future minimum lease payments under non-cancellable leases subsequent to December 31, 2024 are as follows:

Thousands of Yen
Year ending December 31:
2025	¥815,327
2026	623,949
2027	353,724
2028	200,201
2029	87,892
2030 and thereafter	87,572
Total	2,168,665
Less: Interest component	88,375
Present value of minimum lease payments	¥2,080,290

The amount of ¥792,781 thousand and ¥1,287,509 thousand of the discounted present value of minimum lease payment are included in current portion of lease liability and lease liability - net of current portion, respectively, in the consolidated balance sheets.

Subleases

The Company leases space from commercial facility landlords which in turn it subleases to certain franchisees of its relaxation salons. Sublease revenues are as follows for the years ended December 31, 2024, 2023 and 2022, and included in franchise revenues:

	Thousands of Yen
	2024	2023	2022
Fixed sublease income	¥294,121	¥344,875	¥429,419
Variable sublease income	14,191	19,492	22,256
Total	¥308,312	¥364,367	¥451,675

Expected future minimum lease collections to be received under non-cancellable subleases subsequent to December 31, 2024 are as follows:

Thousands of Yen
Year ending December 31:
2025	¥226,128
2026	147,757
2027	66,350
2028	22,966
2029	11,006
2030 and thereafter	12,679
Total	¥486,886

There are no lease transactions classified as sale-type leases and direct financing leases for the years ended December 31, 2024, 2023 and 2022.